Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share Capital [Abstract]
SHARE CAPITAL
10.	SHARE CAPITAL

	June 30, 2025	December 31, 2024
	(Unaudited)	(Unaudited)
	US$	US$

Authorised:
440,000,000 Class A Ordinary Shares	44,000	44,000
50,000,000 Class B Ordinary Shares	5,000	5,000
10,000,000 Preference Shares	1,000	1,000

Total	50,000	50,000

Issued and fully paid:
29,519,412 (December 31, 2024: 27,963,412) Class A Ordinary Shares	2,952	2,797
13,254,838 (December 31, 2024: 13,254,838) Class B Ordinary Shares	1,325	1,325
2,407,575 (December 31, 2024: 2,407,575) Preference Shares	241	241

Total	4,518	4,363

All class of shares above have a par value of US$0.0001 each. As at June 30, 2025, 534,240 Class A ordinary shares are deemed issued but not outstanding as they have not been transferred to grantees (December 31, 2024: 690,055).

During the six months ended June 30, 2024, 1,059,245 Preference Shares were converted into Class A Ordinary Shares of the Company.

Shares Options

Details of the Company’s share option schemes and the share options issued under the schemes are included in note 11 to the financial statements.

24.	SHARE CAPITAL

Movements of share capital of the Company:

	Number of shares
	Class A Ordinary Shares	Class B Ordinary Shares	Preference Shares	Total

At January 1, 2024	25,280,667	13,254,838	3,466,820	42,002,325

Conversion of Preference Shares to Class A Ordinary Shares	1,059,245	-	(1,059,245)	-
Shares issued pursuant to share-based payment arrangement	1,593,333	-	-	1,593,333
Issuance of share for settlement of long-term employee benefit	30,167	-	-	30,167

At December 31, 2024	27,963,412	13,254,838	2,407,575	43,625,825

	Number of shares
	Class A Ordinary Shares	Class B Ordinary Shares	Old Class A Ordinary Shares	Old Class B Ordinary Shares	Class C Ordinary Shares	Preference Shares	Total

At January 1, 2023	-	-	815,700	632,529	-	4,758,252	6,206,481

Scrip dividend for Preference Shares (note (a))	-	-	-	-	-	142,032	142,032
Conversion of Preference Shares to Old Class A Ordinary Shares	-	-	449,865	-	-	(449,865)	-
Shares issued pursuant to share-based payment arrangement	-	-	8,726	-	-	-	8,726
Shares issued upon exercise of Class C warrants (note 21)	-	-	-	-	8,349,958	-	8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares	-	-	(2,304)	-	-	-	(2,304)
Capital Reorganization - Share Exchange (note (b))	10,254,474	-	(1,271,987)	(632,529)	(8,349,958)	-	-
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 26)	10,092,134	14,874,838	-	-	-	-	24,966,972
Shares issued upon the exercise of call option for loan notes (note (c))	2,005,460	-	-	-	-	-	2,005,460
Share issued for settlement of expenses (note (d))	325,000	-	-	-	-	-	325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares	1,620,000	(1,620,000)	-	-	-	-	-
Conversion of Preference Shares to Class A Ordinary Shares	983,599	-	-	-	-	(983,599)	-

At December 31, 2023	25,280,667	13,254,838	-	-	-	3,466,820	42,002,325
	Number of shares
	Old Class A Ordinary Shares	Old Class B Ordinary Shares	Old Class C Ordinary Shares	Preference Shares	Ordinary Shares*	Seed Preference Shares*	Series A Preference Shares*	Series B Preference Shares*	Series B-1 Preference Shares*	Total

At January 1, 2022	-	-	-	-	215,982	60,182	296,076	182,024	61,436	815,700

2022 Share Exchange (note (e))	815,700	-	-	-	(215,982)	(60,182)	(296,076)	(182,024)	(61,436)	-
Shares issued for settlement of 2022 Convertible Loans (note (f))	-	-	-	4,758,252	-	-	-	-	-	4,758,252
Shares issued for equity-settled transactions (note (g))	-	632,529	-	-	-	-	-	-	-	632,529

At December 31, 2022	815,700	632,529	-	4,758,252	-	-	-	-	-	6,206,481

*	Pursuant to a written shareholders’ resolution passed on December 21, 2022, the Ordinary Shares, Seed Preference Shares, Series A Preference Shares, Series B Preferences Shares and Series B-1 Preference Shares were cancelled.

As at December 31, 2022, the total number of ordinary shares of the Company outstanding were 1,448,229. The movements of the shares issued by the Company in 2022 have been retrospectively adjusted to give effect to the share exchange for purposes of computing loss per ordinary share (note 33).

Notes:

(a)	Prior to the Capital Reorganization, the Company declared scrip dividends to holders of the Preference Shares and issued an aggregate of 142,032 Preference Shares. No other dividends were declared to holders of any shares of the Company during the years ended December 31, 2024 and 2023.

(b)	As described in note 1, upon closing of the Capital Reorganization, 10,254,474 Class A ordinary shares and 4,450,419 Preference Shares of the Company were exchanged for 33,379,256 ordinary shares of CGCL and 14,486,506 preference shares of CGCL at an exchange ratio of 0.307212.

(c)	The Company executed a deed poll constituting up to US$5,000,000 of fixed rate unsecured loan notes, bearing a paid in kind (“PIK”) interest rate of 25% per annum (together with any PIK notes, the “Call Option Notes”) subscribed by a company controlled by a shareholder with significant influence over the Company (the “Option Holder”). Immediately after the closing of the Capital Reorganization, the Option Holder elected to exercise its call option for subscription of additional loan notes (see note 20) in full pursuant to the call option agreement by and between the Company and the Option Holder, as a result of which it received 2,005,460 Class A Ordinary Shares of the Company for no consideration and subscribed for US$5,000,000 of Call Option Notes in an aggregate principal amount of US$5,000,000. The Company has fully settled the Call Option Notes together with any accrued interest in October, 2023.

(d)	The Company issued 325,000 Class A Ordinary Shares for settlement of professional services rendered by a third party to the Group in lieu of the cash settlement option of US$500,000 (note 25).

(e)	The issued and fully paid Ordinary Shares, Seed Preference Shares, Series A Preference Shares, Series B Preference Shares and Series B-1 Preference Shares (collectively, the “Existing Shares”) were automatically and compulsorily repurchased by the Company in exchange for the issuance of 815,700 Old Class A Ordinary Shares to the holders of the Existing Shares (“2022 Share Exchange”). Pursuant to a written shareholders’ resolution passed on October 14, 2022, the Company created and issued 6,165,000 Class A Warrants to subscribe to 6,165,000 Old Class A Ordinary Shares in the capital of the Company to the holders of the Existing Shares.

(f)	The Company issued 4,758,252 Preference Shares in exchange for settling all of the Company’s 2022 Convertible Loans and the corresponding accrued interest amounts (see note 19).

(g)	The Company allotted and issued 632,529 Old Class B Ordinary Shares to a company controlled by a shareholder with significant influence over the Company as non-cash consideration for the company’s assistance as the lead subscriber for the structuring of loan note purchase (see note 20) and other arrangements. Pursuant to a written shareholders’ resolution passed on October 14, 2022, the Company created 7,388,525 Class C Warrants, of which 3,939,472 Class C Warrants were issued to the holders of the Class B Ordinary Shares to subscribe to 3,939,472 Class C Ordinary Shares in the capital of the Company (see notes 20 and 21). Pursuant to a written resolution passed on December 21, 2022, the Company created 1,203,159 additional Class C Warrants to subscribe to 1,203,159 Class C Ordinary Shares in the capital of the Company and issued 4,410,486 Class C Warrants to subscribe to 4,410,486 Class C Ordinary Shares to holders of the loan notes (see notes 20 and 21).

Details of share capital of the Company:

	2024	2023
	US$	US$
Authorized:
440,000,000 Class A Ordinary Shares	44,000	44,000
50,000,000 Class B Ordinary Shares	5,000	5,000
10,000,000 Preference Shares	1,000	1,000
	50,000	50,000
Issued and fully paid:
27,963,412 (2023: 25,280,667) Class A Ordinary Shares	2,797	2,528
13,254,838 (2023: 13,254,838) Class B Ordinary Shares	1,325	1,325
2,407,575 (2023: 3,466,820) Preference Shares	241	347
	4,363	4,200

All class of shares above have a par value of US$0.0001 each.

The terms of the different classes of shares outstanding are as follows:

Class A Ordinary Shares

The holders of Class A Ordinary Shares are entitled to (i) receive dividends as declared from time to time, (ii) vote at shareholders’ meetings of the Company, and (iii) capital upon liquidation of the Company after the holders of convertible Preference Shares, as determined by the liquidator of the Company and sanctioned by ordinary resolution.

Class B Ordinary Shares

The holders of Class B Ordinary Shares are entitled to (i) receive dividends as declared from time to time, (ii) vote at shareholders’ meetings of the Company, (iii) capital upon liquidation of the Company after the holders of convertible Preference Shares, as determined by the liquidator of the Company and sanctioned by ordinary resolution, and (iv) convert their Class B Ordinary Shares into Class A Ordinary Shares of the Company at their discretion.

Preference Shares

After Capital Reorganization:

The holders of Preference Shares are entitled to (i) receive dividends, which are at the discretion of the board of directors of the Company, that such holder would receive had such holder converted all its Preference Shares into the applicable number of Class A Ordinary Shares immediately prior to the record date for the determination of the holders entitled to such dividend or distribution, (ii) vote at shareholders’ meetings of the Company, (iii) capital upon liquidation of the Company before the holders of Class A Ordinary Shares and Class B Ordinary Shares, as determined by the liquidator of the Company and sanctioned by ordinary resolution, and (iv) convert their Preference Shares into Class A Ordinary Shares of the Company at their discretion.

Before Capital Reorganization:

The holders of Preference Shares are entitled to (i) the number of votes equal to the number of Old Class A Ordinary Shares into which the Preference Shares could then be converted at shareholder meeting of the Company; (ii) capital upon liquidation, winding up or dissolution of the Company before holders of Old Class A Ordinary Shares, Old Class B Ordinary Shares, Old Class C Ordinary Shares and Class D Ordinary Shares; (iii) receive fixed cumulative payment-in-kind dividends at a rate of 3 per cent per annum of the deemed issue price of the Preference Shares in preference to the holders of Old Class A Ordinary Shares, Old Class B Ordinary Shares, Old Class C Ordinary Shares and Class D Ordinary Shares if the board of directors resolve to declare and pay a dividend in any financial year; and (iv) conversion to Old Class A Ordinary Shares based on the applicable conversion price at the time of conversion. Preference Shares are subject to automatic conversion to Old Class A Ordinary Shares based on the applicable conversion price immediately prior to closing of a capital markets transaction or trade sale.

Preference Shares are classified as equity since they are non-redeemable and any dividends are discretionary.